Supplemental Financial Information	12 Months Ended
Dec. 31, 2019
34. Supplemental Financial Information
Supplemental Financial Information

34. SUPPLEMENTAL FINANCIAL INFORMATION

On June 16, 2016, Emera US Finance LP, (in such capacity, the “Issuer”), issued $3.25 billion USD senior unsecured notes (“U.S. Notes”). The U.S. Notes are fully and unconditionally guaranteed, on a joint and several basis, by Emera (in such capacity, the “Parent Company”) and Emera US Holdings Inc. (in such capacity, the “Guarantor Subsidiaries”). Emera owns, directly or indirectly, all of the limited and general partnership interests in Emera US Finance LP.

The following condensed consolidated financial statements present the results of operations, financial position and cash flows of the Parent Company, Subsidiary Issuer, Guarantor Subsidiaries and all other Non-guarantor Subsidiaries independently and on a consolidated basis.

Our guarantors were not determined using geographic, service line or other similar criteria, and as a result, the “Parent”, “Subsidiary Issuer”, “Guarantor Subsidiaries” and “Non-guarantor Subsidiaries” columns each include portions of our domestic and international operations. Accordingly, this basis of presentation is not intended to present our financial condition, results of operations or cash flows for any purpose other than to comply with the specific requirements for guarantor reporting.

Emera Incorporated

Condensed Consolidated Statements of Income

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
millions of Canadian dollars
For the year ended December 31, 2019
Operating revenues	$-	$-	$4,125	$2,029	$(43)	$6,111
Operating expenses	31	-	3,084	1,695	(42)	4,768
Income (loss) from equity investments and subsidiaries	753	-	2	151	(752)	154
Other income (expenses), net	21	-	22	(11)	(20)	12
Interest expense, net (1)	75	(40)	481	222	-	738
Income (loss) before provision for income taxes	668	40	584	252	(773)	771
Income tax expense (recovery)	(40)	11	60	30	-	61
Net income (loss)	708	29	524	222	(773)	710
Non-controlling interest in subsidiaries	-	-	-	-	2	2
Preferred stock dividends	45	-	19	3	(22)	45
Net income (loss) attributable to common shareholders	$663	$29	$505	$219	$(753)	$663
Comprehensive income (loss) of Emera Incorporated	$465	$14	$102	$205	$(321)	$465

For the year ended December 31, 2018
Operating revenues	$-	$-	$4,432	$2,146	$(54)	$6,524
Operating expenses	45	-	3,468	1,665	(52)	5,126
Income (loss) from equity investments and subsidiaries	801	-	3	150	(800)	154
Other income (expenses), net	22	-	20	(27)	(38)	(23)
Interest expense, net (1)	79	(40)	456	218	-	713
Income (loss) before provision for income taxes	699	40	531	386	(840)	816
Income tax expense (recovery)	(47)	9	64	43	-	69
Net income (loss)	746	31	467	343	(840)	747
Non-controlling interest in subsidiaries	-	-	-	(1)	2	1
Preferred stock dividends	36	-	38	4	(42)	36
Net income (loss) attributable to common shareholders	$710	$31	$429	$340	$(800)	$710
Comprehensive income (loss) of Emera Incorporated	$1,249	$56	$973	$439	$(1,468)	$1,249
(1) Interest expense is net of interest revenue.

Emera Incorporated

Condensed Consolidated Balance Sheets

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
millions of Canadian dollars
As at December 31, 2019
Assets
Current assets	$96	$27	1,486	$1,171	$(294)	$2,486
Property, plant and equipment	23	-	13,099	5,040	5	18,167
Other assets
Regulatory assets	-	-	519	912	-	1,431
Goodwill	3	-	5,762	70	-	5,835
Other long-term assets	11,994	3,856	1,739	3,289	(16,955)	3,923
Total other assets	11,997	3,856	8,020	4,271	(16,955)	11,189
Total assets	$12,116	$3,883	$22,605	$10,482	$(17,244)	$31,842

Liabilities and Equity
Current liabilities	$542	$12	$3,699	$992	$(1,079)	$4,166
Long-term liabilities
Long-term debt	2,978	3,534	8,829	4,547	(6,209)	13,679
Deferred income taxes	-	3	515	767	-	1,285
Regulatory liabilities	-	-	1,793	93	-	1,886
Other long-term liabilities	38	-	1,697	511	(21)	2,225
Total long-term liabilities	3,016	3,537	12,834	5,918	(6,230)	19,075
Total Emera Incorporated equity	8,558	334	6,072	3,551	(9,949)	8,566
Non-controlling interest in subsidiaries	-	-	-	21	14	35
Total equity	8,558	334	6,072	3,572	(9,935)	8,601
Total liabilities and equity	$12,116	$3,883	$22,605	$10,482	$(17,244)	$31,842

As at December 31, 2018
Assets
Current assets	$146	$67	1,767	$1,096	$(244)	$2,832
Property, plant and equipment	24	-	13,745	4,946	(3)	18,712
Other assets
Regulatory assets	-	-	645	759	-	1,404
Goodwill	-	-	6,208	105	-	6,313
Other long-term assets	11,457	4,660	971	3,200	(17,235)	3,053
Total other assets	11,457	4,660	7,824	4,064	(17,235)	10,770
Total assets	$11,627	$4,727	$23,336	$10,106	$(17,482)	$32,314

Liabilities and Equity
Current liabilities	$368	$695	$2,829	$926	$(265)	$4,553
Long-term liabilities
Long-term debt	2,906	3,709	10,243	4,428	(6,994)	14,292
Deferred income taxes	-	3	668	643	6	1,320
Regulatory liabilities	-	-	2,118	241	-	2,359
Other long-term liabilities	36	-	874	543	(21)	1,432
Total long-term liabilities	2,942	3,712	13,903	5,855	(7,009)	19,403
Total Emera Incorporated equity	8,317	320	6,604	3,303	(10,227)	8,317
Non-controlling interest in subsidiaries	-	-	-	22	19	41
Total equity	8,317	320	6,604	3,325	(10,208)	8,358
Total liabilities and equity	$11,627	$4,727	$23,336	$10,106	$(17,482)	$32,314

Emera Incorporated
Condensed Consolidated Statements of Cash Flows

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
millions of Canadian dollars
As at December 31, 2019
Net cash provided by (used in) by operating activities	$133	$33	$1,100	$279	$(20)	$1,525
Investing activities
Additions to property, plant and equipment	(2)	-	(1,973)	(520)	-	(2,495)
Net purchase of investments subject to significant influence	-	-	(3)	-	-	(3)
Proceeds on disposal of assets	-	-	818	57	-	875
Other investing activities	(402)	595	774	(1)	(960)	6
Net cash provided by (used in) investing activities	(404)	595	(384)	(464)	(960)	(1,617)
Financing activities
Change in short-term debt, net	399	-	(9)	23	-	413
Proceeds from long-term debt	-	-	(6)	552	520	1,066
Retirement of long-term debt	(225)	(664)	(65)	(166)	17	(1,103)
Net borrowings (repayments) under committed credit facilities	146	-	(11)	(225)	(28)	(118)
Issuance of common and preferred stock	203	-	(620)	58	562	203
Dividends paid	(423)	-	(19)	(138)	157	(423)
Other financing activities	(1)	-	138	87	(248)	(24)
Net cash provided by (used in) financing activities	99	(664)	(592)	191	980	14
Effect of exchange rate changes on cash, cash equivalents, restricted cash and assets held for sale	147	(3)	(141)	(23)	-	(20)
Net increase (decrease) in cash, cash equivalents, restricted cash and assets held for sale	(25)	(39)	(17)	(17)	-	(98)
Cash, cash equivalents, and restricted cash, beginning of year	20	58	104	190	-	372
Cash, cash equivalents, restricted cash and assets held for saleend of year	$(5)	$19	$87	$173	$-	$274

Emera Incorporated
Condensed Consolidated Statements of Cash Flows (Continued)

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
millions of Canadian dollars
As at December 31, 2018
Net cash provided by (used in) operating activities	$191	$35	$1,266	$465	$(267)	$1,690
Investing activities
Additions to property, plant and equipment	(9)	-	(1,687)	(466)	-	(2,162)
Net purchase of investments subject to significant influence	-	-	(16)	(33)	-	(49)
Other investing activities	(489)	-	3	(65)	572	21
Net cash provided by (used in) investing activities	(498)	-	(1,700)	(564)	572	(2,190)
Financing activities
Change in short-term debt, net	-	-	(162)	-	-	(162)
Proceeds from long-term debt	-	-	1,174	75	(194)	1,055
Retirement of long-term debt	-	-	(716)	(41)	-	(757)
Net borrowings (repayments) under committed credit facilities	136	-	(103)	178	110	321
Issuance of common and preferred stock	301	-	319	127	(446)	301
Dividends paid	(382)	-	(37)	(311)	348	(382)
Other financing activities	-	-	-	91	(123)	(32)
Net cash provided by (used in) financing activities	55	-	475	119	(305)	344
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(4)	2	9	18	-	25
Net increase (decrease) in cash, cash equivalents, and restricted cash	(256)	37	50	38	-	(131)
Cash, cash equivalents and restricted cash, beginning of year	276	21	54	152	-	503
Cash, cash equivalents and restricted cash, end of year	$20	$58	$104	$190	$-	$372